Condensed Statement Of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net cash (used in) provided by operating activities	$ 18.9	$ 47.3	$ 86.2	$ 76.8	$ 148.1
Cash flows from investing activities:
Purchase of restricted cash investment	(470.0)
Capital expenditures	(21.7)	(9.3)	(37.2)	(21.1)	(16.9)
Purchase of investments	(0.5)
Other investing activities		0.6	0.6	26.7	(26.6)
Net Cash (Used in) Provided by Investing Activities	(492.2)	(8.7)	(36.6)	5.6	(43.5)
Cash flows from financing activities:
Proceeds from issuance of debt	460.0				200.0
Repayments on debt	(1.3)	(76.4)	(77.7)	(70.1)	(240.2)
Debt issuance costs	(13.1)	(0.3)	(1.3)	(4.2)	(7.7)
Proceeds from issuance of debt, net of issuance costs					192.3
Other financing activities	0.2	0.3	3.5	(1.6)	(1.5)
Net cash (used in) provided by financing activities	445.8	(76.4)	(75.5)	(75.9)	(49.4)
Net (decrease) increase in cash and cash equivalents	(27.5)	(37.8)	(25.9)	6.5	55.2
Cash and Cash Equivalents at Beginning of Period	162.1	188.0	188.0	181.5	126.3
Cash and Cash Equivalents at End of Period	134.6	150.2	162.1	188.0	181.5
Parent
Net cash (used in) provided by operating activities	(5.8)	11.1	(17.8)	(33.3)	9.8
Cash flows from investing activities:
Purchase of restricted cash investment	(470.0)
Other investing activities				26.7	(26.6)
Net Cash (Used in) Provided by Investing Activities	(470.0)			26.7	(26.6)
Cash flows from financing activities:
Proceeds from issuance of debt	460.0
Repayments on debt	(1.2)	(76.2)	(77.4)	(70.0)	(240.1)
Debt issuance costs	(13.1)	(0.3)	(1.3)	(4.2)
Proceeds from issuance of debt, net of issuance costs					192.3
Net transfers (to) from parent	(6.6)	12.0	59.9	87.9	95.8
Other financing activities	0.2	0.7	4.3	0.3
Net cash (used in) provided by financing activities	439.3	63.8	(14.5)	14.0	48.0
Net (decrease) increase in cash and cash equivalents	(36.5)	(52.7)	(32.3)	7.4	31.2
Cash and Cash Equivalents at Beginning of Period	172.4	204.7	204.7	197.3	166.1
Cash and Cash Equivalents at End of Period	135.9	152.0	172.4	204.7	197.3
Guarantor Subsidiaries
Net cash (used in) provided by operating activities	12.7	20.7	95.9	105.6	108.5
Cash flows from investing activities:
Capital expenditures	(21.6)	(9.2)	(35.8)	(20.3)	(16.4)
Purchase of investments	(0.5)
Other investing activities		0.6	0.6
Net Cash (Used in) Provided by Investing Activities	(22.1)	(8.6)	(35.2)	(20.3)	(16.4)
Cash flows from financing activities:
Repayments on debt	(0.1)	(0.2)	(0.3)	(0.1)	(0.1)
Net transfers (to) from parent	9.5	(11.5)	(59.6)	(83.3)	(90.5)
Other financing activities		(0.4)	(0.8)	(1.9)	(1.5)
Net cash (used in) provided by financing activities	9.4	(12.1)	(60.7)	(85.3)	(92.1)
Non-guarantor Subsidiaries
Net cash (used in) provided by operating activities	3.0	0.6	1.7	5.4	5.8
Cash flows from investing activities:
Capital expenditures	(0.1)	(0.1)	(1.4)	(0.8)	(0.5)
Net Cash (Used in) Provided by Investing Activities	(0.1)	(0.1)	(1.4)	(0.8)	(0.5)
Cash flows from financing activities:
Net transfers (to) from parent	(2.9)	(0.5)	(0.3)	(4.6)	(5.3)
Net cash (used in) provided by financing activities	(2.9)	(0.5)	(0.3)	(4.6)	(5.3)
Eliminations
Net cash (used in) provided by operating activities	9.0	14.9	6.4	(0.9)	24.0
Cash flows from financing activities:
Net (decrease) increase in cash and cash equivalents	9.0	14.9	6.4	(0.9)	24.0
Cash and Cash Equivalents at Beginning of Period	(10.3)	(16.7)	(16.7)	(15.8)	(39.8)
Cash and Cash Equivalents at End of Period	$ (1.3)	$ (1.8)	$ (10.3)	$ (16.7)	$ (15.8)